As filed with the Securities and Exchange Commission on March 30, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4840

The Tocqueville Trust
(Exact name of registrant as specified in charter)

The Tocqueville Trust
40 W. 57th Street, 19th Floor
New York, NY 10019
(Address of principal executive offices) (Zip code)

Robert W. Kleinschmidt
The Tocqueville Trust
40 W. 57th Street, 19th Floor
New York, NY 10019
(Name and address of agent for service)

212-698-0800
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: January 31, 2006

Item 1. Schedule of Investments.

The Tocqueville Fund

Schedule of Investments

January 31, 2006 (Unaudited)

		Shares	Value
Common Stocks - 91.9%
Aerospace & Defense - 1.6%
Boeing Co.		50,000	$3,415,500
Capital Markets - 1.5%
The Bank of New York Co., Inc.		100,000	3,181,000
Chemicals - 3.9%
EI Du Pont de Nemours & Co.		150,000	5,872,500
W.R. Grace & Co. (a)		200,000	2,494,000
			8,366,500
Commercial Banks - 3.3%
Mitsubishi Tokyo Finnancial Group, Inc. ADR (b)		500,000	7,225,000
Commercial Services & Supplies - 4.5%
Avery Dennison Corp.		30,000	1,792,200
DeVry, Inc. (a)		100,000	2,299,000
Duratek, Inc. (a)		126,000	2,233,980
Steelcase, Inc.		200,000	3,370,000
			9,695,180
Communications Equipment - 3.4%
Cisco Systems, Inc. (a)		250,000	4,642,500
Nokia Oyj ADR (b)		150,000	2,757,000
			7,399,500
Computers & Peripherals - 1.1%
International Business Machines Corp.		30,000	2,439,000
Construction Materials - 1.5%
Cemex S.A. de C.V. ADR (b)		50,000	3,299,000
Containers & Packaging - 1.1%
Sonoco Products Co.		75,000	2,322,750
Diversified Telecommunication Services - 2.4%
Alaska Communications Systems Group, Inc.		200,000	1,978,000
Verizon Communications, Inc.		100,000	3,166,000
			5,144,000
Electric Utilities - 3.9%
FPL Group, Inc.		150,000	6,268,500
Korea Electric Power Corp. ADR (b)		100,000	2,272,000
			8,540,500
Electrical Appliances, Television & Radio Sets - 1.7%
Samsung Electronics Co., Ltd. GDR (b)		9,300	3,567,097
Electronic Equipment & Instruments - 1.1%
Symbol Technologies, Inc.		200,000	2,470,000
Energy Equipment & Services - 3.9%
GlobalSantaFe Corp.		75,000	4,578,750
Schlumberger Ltd.		30,000	3,823,500
			8,402,250
Food & Staples Retailing - 2.1%
Wal-Mart Stores, Inc.		100,000	4,611,000
Food Products - 2.1%
Nutreco Holding NV (b)		50,268	2,726,764
Sara Lee Corp.		100,000	1,828,000
			4,554,764

		Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies - 4.2%
Health Care Select Sector SPDR Fund		200,000	$6,426,000
Thoratec Corp. (a)		100,000	2,530,000
			8,956,000
Industrial Conglomerates - 0.8%
General Electric Co.		50,000	1,637,500
Insurance - 7.6%
The Allstate Corp.		50,000	2,602,500
American International Group, Inc.		75,000	4,909,500
Conseco, Inc. (a)		170,000	4,142,900
IPC Holdings Ltd. (b)		100,000	2,726,000
Zenith National Insurance Corp.		37,500	2,073,375
			16,454,275
Internet Software & Services - 0.9%
webMethods, Inc. (a)		250,000	1,927,500
Machinery - 3.3%
Deere & Co.		10,000	717,600
Manitowoc Co.		50,000	3,325,000
Parker Hannifin Corp.		40,000	3,030,800
			7,073,400
Media - 2.8%
Clear Channel Communications, Inc.		75,000	2,195,250
Dow Jones & Co., Inc.		100,000	3,801,000
			5,996,250
Metals & Mining - 13.9%
Alcoa, Inc.		150,000	4,725,000
Cleveland-Cliffs, Inc.		30,000	3,235,500
Inco Ltd. (b)		90,000	4,615,200
Newmont Mining Corp.		125,000	7,725,000
Phelps Dodge Corp.		30,000	4,815,000
Teck Cominco Ltd. (b)		75,000	4,819,500
			29,935,200
Oil & Gas - 4.5%
Devon Energy Corp.		60,000	4,092,600
Murphy Oil Corp.		100,000	5,700,000
			9,792,600
Paper & Forest Products - 3.1%
International Paper Co.		100,000	3,263,000
Weyerhaeuser Co.		50,000	3,488,000
			6,751,000
Pharmaceuticals - 1.2%
Pfizer, Inc.		100,000	2,568,000
Prepackaged Software - 0.8%
Bio-key International, Inc. (a)(c)(e)(f)		47,090	-
Indus International, Inc. (a)		500,000	1,760,000
			1,760,000
Semiconductor & Semiconductor Equipment - 5.2%
Applied Materials, Inc.		200,000	3,810,000
Intel Corp.		125,000	2,658,750
International Rectifier Corp. (a)		50,000	1,818,500
Ultratech, Inc. (a)		150,000	2,880,000
			11,167,250
Software - 4.1%
Microsoft Corp.		250,000	7,037,500
Oracle Corp. (a)		150,000	1,885,500
			8,923,000

		Shares	Value
Common Stocks (continued)
Water Supply - 0.4%
Purecycle Corp. (a)		100,000	$791,000
Total Common Stocks (Cost $141,087,046)			198,366,016
Preferred Stock - 0.5%
Biotechnology - 0.5%
Zymequest, Inc. (a)(c)(e)(f)		400,000	960,000
Total Preferred Stock (Cost $960,000)			960,000
Warrants - 0.0%
Bio-key Warrants, $1.35 strike price, expires 4/14/09 (a)(e)		262,500	-
Bio-key Warrants, $1.55 strike price, expires 9/29/09 (a)(e)		111,111	-
Total Warrants (Cost $0)			-

		Principal
		Amount	Value
U.S. Government Bonds - 1.8%
Freddie Mac, 3.70%, 8/25/2009 (d)		$2,000,000	1,972,540
Freddie Mac, 3.90%, 8/27/2009 (d)		2,000,000	1,968,380
Total U.S. Government Bonds (Cost $4,036,896)			3,940,920
Convertible Bond - 0.2%
Bio-key International
11.000%, due 9/29/2007 (e)		390,625	401,507
Total Convertible Bond (Cost $390,625)			401,507
Short-Term Investments- 3.2%
U.S. Treasury Bills - 3.2%
3.790%, 02/09/2006		1,500,000	1,498,800
3.900%, 02/23/2006		2,000,000	1,995,221
4.150%, 05/18/2006		2,500,000	2,468,238
4.265%, 07/06/2006		1,000,000	981,379
Total Short-Term Investments (Cost $6,945,420)			6,943,638
Total Investments (Cost $153,419,987) - 97.6%			210,612,081
Other Assets in Excess of Liabilities - 2.4%			5,136,405
Total Net Assets - 100.0%			$215,748,486

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
GDR	Global Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration was as follows: Bermuda 1.3%;
Canada 4.4%; Finland 1.3%; Japan 3.3%; Mexico 1.5%;
	Netherlands 1.3%; South Korea 2.7%
(c)	Denotes security is fully or partially restricted to resale. The aggregate value of restricted securities at January 31, 2006 was $960,000 which represented 0.4% of net assets.
(d)	Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the original rate.
(e)	Fair valued security. The aggregate value of fair valued securities at January 31, 2006 was $1,361,507 which represented 0.6% of net assets.
(f)	Security is considered illiquid and may be difficult to sell.

The Tocqueville Small Cap Value Fund

Schedule of Investments

January 31, 2006 (Unaudited)

	Shares	Value
Common Stocks - 99.6%
Aerospace & Defense - 1.1%
Cubic Corp.	30,000	$668,700
Auto Components - 1.0%
Cooper Tire & Rubber Co.	40,000	599,600
Beverages - 1.0%
Cott Corp. (a)(b)	50,000	582,500
Chemicals - 11.0%
Arch Chemicals, Inc.	49,000	1,519,000
Cambrex Corp.	35,000	773,850
Hercules, Inc. (a)	180,200	2,110,142
A. Schulman, Inc.	65,000	1,602,250
Sensient Technologies Corp.	30,000	568,800
		6,574,042
Commercial Services & Supplies - 3.0%
ABM Industries, Inc.	80,000	1,528,800
Deluxe Corp.	10,000	267,800
		1,796,600
Communications Equipment - 10.9%
3Com Corp. (a)	450,000	2,056,500
Powerwave Technologies, Inc. (a)	150,000	2,191,500
Westell Technologies, Inc. (a)	500,000	2,225,000
		6,473,000
Computers & Peripherals - 4.0%
Intermec, Inc. (a)	68,500	2,388,595
Electrical Equipment - 6.4%
Baldor Electric Co.	70,000	2,091,600
Vicor Corp.	102,200	1,732,290
		3,823,890
Electronic Equipment & Instruments - 4.7%
Avnet, Inc. (a)	68,000	1,662,600
Plexus Corp. (a)	40,000	1,132,400
		2,795,000
Energy Equipment & Services - 7.6%
Global Industries Ltd. (a)	200,000	2,800,000
Input/Output, Inc. (a)	220,000	1,731,400
		4,531,400
Food Products - 4.9%
Del Monte Foods Co. (a)	270,600	2,892,714
Health Care Equipment & Supplies - 1.8%
Conmed Corp. (a)	30,000	709,200
Datascope Corp.	10,000	351,000
		1,060,200
Health Care Providers & Services - 1.4%
Bioscrip, Inc. (a)	60,000	462,000
Dendrite International, Inc. (a)	25,000	363,000
		825,000

	Shares	Value
Common Stocks (continued)
Hotels Restaurants & Leisure - 2.2%
Bob Evans Farms, Inc.	50,000	$1,335,000
IT Services - 7.2%
Ceridian Corp. (a)	60,000	1,480,800
Computer Horizons Corp. (a)	200,000	924,000
Convergys Corp. (a)	85,000	1,462,000
Keane, Inc. (a)	40,000	433,200
		4,300,000
Leisure Equipment & Products - 5.0%
Leapfrog Enterprises, Inc. (a)	130,000	1,474,200
Mattel, Inc.	90,000	1,485,000
		2,959,200
Machinery - 8.1%
Federal Signal Corp.	100,000	1,773,000
Timken Co.	85,000	3,074,450
		4,847,450
Orthopedic, Prosthetic, And Surgical Appliances And Supplies - 1.2%
Synovis Life Technologies, Inc. (a)	70,100	708,010
Pharmaceuticals - 6.5%
Perrigo Co.	115,000	1,795,150
Schering-Plough Corp.	110,000	2,106,500
		3,901,650
Software - 10.6%
Agile Software Corp. (a)	300,000	1,929,000
Informatica Corp. (a)	226,200	3,329,664
InterVoice, Inc. (a)	75,000	637,500
Mentor Graphics Corp. (a)	40,000	440,000
		6,336,164
Total Common Stocks (Cost $45,342,776)		59,398,715
Total Investments (Cost $45,342,776) - 99.6%		59,398,715
Other Assets in Excess of Liabilities - 0.4%		261,605
Total Net Assets - 100.0%		$59,660,320

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Foreign issued security. Foreign concentration was as follows: Canada 1.0%

The Tocqueville International Value Fund

Schedule of Investments

January 31, 2006 (Unaudited)

		Shares	Value
Common Stocks - 83.9%
Austria - 0.7%
Andritz AG		16,700	$1,920,336
Belgium - 1.5%
Umicore		30,000	3,948,040
Canada - 1.3%
Alcan, Inc.		71,208	3,464,688
Finland - 3.8%
Nokia OYJ ADR		270,000	4,962,600
UPM-Kymmene Oyj		246,700	5,039,282
			10,001,882
France - 5.7%
M6 Metropole Television		190,000	5,822,782
Sanofi-Aventis		65,000	5,959,426
Veolia Environnement		60,000	3,037,402
			14,819,610
Germany - 1.5%
Jenoptik AG (a)		423,433	3,771,556
Greece - 1.5%
Titan Cement Co. SA		90,000	3,958,976
Hong Kong - 0.6%
Gold Peak Industries Holding Ltd.		10,382,000	1,672,843
Indonesia - 0.8%
Tempo Scan Pacific Tbk PT		3,438,000	2,091,419
Italy - 4.6%
Benetton Group SpA		420,000	5,083,238
Interpump SpA		648,300	4,395,842
Sogefi SpA		409,500	2,449,466
			11,928,546
Japan - 23.0%
Aderans Co. Ltd.		173,000	5,161,758
Amano Corp.		300,000	6,073,910
Dai Nippon Printing Co. Ltd.		190,000	3,425,685
Fuji Photo Film Co., Ltd.		160,000	5,483,142
Matsushita Electric Industrial Co. Ltd. ADR		200,000	4,354,000
Mitsubishi Tokyo Financial Group, Inc. ADR		407,000	5,881,150
Nintendo Co., Ltd.		42,000	5,760,880
Nissin Healthcare Food Service Co., Ltd.		150,000	2,453,859
Omron Corp.		220,000	5,185,627
Secom Co., Ltd.		122,000	6,312,945
Tokyo Broadcasting System, Inc.		200,000	5,336,516
Tsubakimoto Chain Co.		615,000	4,676,527
			60,105,999
Malaysia - 1.0%
KLCC Property Holdings Berhad		4,700,000	2,606,586
Mexico - 2.0%
Cemex S.A. de C.V. ADR		80,516	5,312,446

		Shares	Value
Common Stocks (continued)
Netherlands - 11.8%
Akzo Nobel NV		140,000	$6,777,651
Boskalis Westminster		106,009	7,220,216
CSM NV		200,000	5,771,988
Nutreco Holding NV		116,184	6,302,347
Unilever NV ADR		67,000	4,703,400
			30,775,602
Singapore - 1.5%
CIH Ltd.		3,087,792	3,807,154
South Korea - 7.8%
Kook Soon Dang Brewery Co., Ltd.		310,000	5,222,101
Korea Electric Power Corp. ADR		110,000	2,499,200
Pulmuone Co., Ltd.		50,190	2,388,142
Samsung Electronics Co., Ltd.		12,000	7,040,896
Samsung SDI Co., Ltd.		32,000	3,211,113
			20,361,452
Switzerland - 4.1%
Ciba Specialty Chemicals AG		90,800	5,767,109
Lonza Group AG		80,000	5,037,350
			10,804,459
Taiwan - 3.5%
AU Optronics Corp. ADR		328,600	5,024,294
Merrill Taiwan Secom Co., Ltd. (a)		2,600,000	4,034,940
			9,059,234
Thailand - 0.6%
C.P. 7-Eleven Public Co. Ltd.		8,461,000	1,477,904
United Kingdom - 4.3%
Bodycote International		1,471,250	6,183,537
GlaxoSmithKline Plc ADR		97,100	4,975,404
			11,158,941
United States - 2.3%
Freeport-McMoRan Copper & Gold, Inc.		93,200	5,988,100
Total Common Stocks (Cost $156,111,695)			219,035,773

		Principal
		Amount	Value
Short-Term Investments - 12.4%
U.S. Treasury Bills - 3.0%
4.080%, 04/06/2006		4,000,000	3,970,296
4.400%, 06/22/2006		4,000,000	3,932,288
Total U.S. Treasury Bills (Cost $7,903,705)			7,902,584
Variable Rate Demand Notes - 9.4%
JP Morgan Chase Demand Deposits, 2.00%		3,847,128	3,847,128
JP Morgan Liquid Assets, 4.17%		10,347,277	10,347,277
JP Morgan Prime Agency, 4.19%		10,347,241	10,347,241
Total Variable Rate Demand Notes (Cost $24,541,646)			24,541,646
Total Short-Term Investments (Cost $32,445,351)			32,444,230
Total Investments (Cost $188,557,046) - 96.3%			251,480,003
Other Assets in Excess of Liabilities - 3.7%			9,600,785
Total Net Assets - 100.0%			$261,080,788

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.

The Tocqueville Gold Fund

Schedule of Investments

January 31, 2006 (Unaudited)

		Shares	Value
Common Stocks - 88.2%
Gold & Gold Related - 75.5%
Agnico-Eagle Mines Ltd. (b)		427,000	$10,470,040
Almaden Minerals Ltd. (a)(b)		800,000	2,282,604
Anatolia Minerals Development (a)		350,000	860,366
Apollo Gold Corp. (a)		990,000	325,929
Aquiline Resources, Inc. (a)(b)		1,333,333	2,294,309
Aurizon Mines Ltd. (a)(b)		600,000	1,048,242
Banro Corp. (a)(b)		631,400	5,992,216
Barrick Gold Corp. (b)		200,000	6,292,000
Centerra Gold, Inc. (a)(b)		253,300	9,339,888
Chesapeake Gold Corp. (a)(b)		339,000	1,479,154
Cia de Minas Buenaventura SA ADR (b)		645,800	17,901,576
Crystallex International Corp. (a)(b)		2,555,600	7,053,456
Dominion Mining Ltd. (a)(b)		1,428,571	1,532,743
Eldorado Gold Corp. (a)(b)		1,000,000	5,048,066
FNX Mining Co, Inc. (a)(b)		300,000	4,214,038
Gabriel Resources Ltd. (a)(b)		250,000	614,547
Gammon Lake Resources, Inc. (a)(b)		1,699,000	24,193,653
Glamis Gold Ltd. (a)(b)		389,000	12,436,330
Gold Fields Ltd. ADR (b)		2,261,500	53,326,170
Gold Fields Ltd. (b)		166,249	3,895,925
Goldcorp, Inc. (b)		1,888,850	51,678,936
Golden Star Resources Ltd. (a)		5,139,000	18,750,208
Harmony Gold Mining Co., Ltd. (b)		106,667	1,949,562
Harmony Gold Mining Co., Ltd. ADR (b)		1,432,300	26,683,749
Iamgold Corp. (b)		2,633,000	24,502,700
Ivanhoe Mines Ltd. (a)(b)		3,838,000	31,403,503
Kingsgate Consolidated Ltd. (b)		1,007,202	4,544,069
Kinross Gold Corp. (a)(b)		990,000	11,424,600
Lihir Gold Ltd. (a)(b)		3,500,000	6,422,359
Meridian Gold, Inc. (a)(b)		650,531	17,661,152
Mexgold Resources, Inc. (a)(b)		730,000	3,390,281
Miramar Mining Corp. (a)(b)		3,556,306	9,779,841
Newcrest Mining Ltd. (b)		1,004,240	19,950,332
Newmont Mining Corp.		514,800	31,814,641
Orezone Resources, Inc. (a)(b)		6,063,700	13,255,444
Oxiana Ltd. (a)(b)		5,000,000	7,658,303
Pacific Rim Mining Corp. (a)(b)		35,000	28,350
Peter Hambro Mining Plc (a)(b)		540,000	12,392,592
Placer Dome, Inc.-ChessUT (b)		70,000	1,644,867
Placer Dome, Inc. (b)		871,645	22,375,127
Polyus Gold Co. ADR (a)(b)		332,000	11,537,000
Radius Gold, Inc. (a)(b)		1,329,544	840,412
Randgold Resources Ltd. ADR (a)(b)		1,663,200	29,837,808
River Gold Mines Ltd. (a)(b)		565,000	724,200
Royal Gold, Inc.		100,000	3,909,000
SEMAFO, Inc. (a)(b)		4,900,000	9,636,100
Sino Gold Ltd. (a)(b)		2,000,000	5,611,034
SouthernEra Diamonds, Inc. (a)(b)		375,000	161,319
Strongbow Exploration, Inc. (a)(b)		1,800,000	1,027,172

		Shares	Value
Common Stocks (continued)
Sunridge Gold Corp. (a)(b)		500,000	$1,000,834
Tanami Gold NL (a)(b)		7,500,072	1,137,383
Troy Resources NL (b)		1,463,000	3,882,608
Wolfden Resources, Inc. (a)(b)		1,325,000	4,304,025
Yamana Gold, Inc. (a)(b)		3,541,532	28,604,622
Zijin Mining Group Co., Ltd. (b)		20,000,000	11,472,399
			601,597,784
Precious Metals & Related - 12.7%
Aber Diamond Corp. (b)		100,000	4,185,000
Apex Silver Mines Ltd. (a)(b)		817,800	13,109,334
Cameco Corp. (b)		330,500	26,135,940
Impala Platinum Holdings Ltd. (b)		80,000	13,862,530
Impala Platinum Holdings Ltd. ADR (b)		225,000	9,703,778
Ivanhoe Nickel & Platinum Ltd. (a)(b)(c)(d)(e)		83,333	249,999
Mining and Metallurgical Co. Norilsk Nickel ADR (b)		200,000	17,120,000
Mvelaphanda Resources Ltd. (a)(b)		350,000	1,761,119
Peru Copper, Inc. (a)(b)		910,000	2,716,299
Sabina Silver Corp. (a)(b)		900,000	1,193,100
African Platinum Plc (a)(b)		15,000,000	8,138,976
Stornoway Diamond Corp. (a)(b)		1,950,000	2,276,897
Trade Winds Ventures, Inc. (a)(b)		1,100,000	521,487
			100,974,459
Total Common Stocks (Cost $360,724,909)			702,572,243
Gold & Silver Bullion - 4.8%		Ounces
Gold Coin (a)		67,000	38,243,600
Total Gold Bullion (Cost $27,126,700)			38,243,600
		Shares or
		Principal
Warrants - 0.5%		Amount
Gold & Gold Related - 0.4%
Anatolia Mineral Developmnt Ltd. (a)(d)		175,000	30,958
Nevsun Resources Ltd. (a)(b)(d)		202,125	-
Northern Orion Resources, Inc. (a)(b)		1,005,000	2,382,248
Novagold Resources, Inc. (a)(b)		75,000	526,755
			2,939,961
Precious Metals & Related - 0.1%
PAN American Silver Corp. (a)(b)		61,536	888,694
Peru Copper, Inc. (a)(b)		455,000	455,380
Trade Wind Ventures, Inc. (a)(b)(d)		1,100,000	-
			1,344,074
Total Warrants (Cost $86,900)			4,284,035
Corporate Bond - 0.4%
Gold & Gold Related - 0.4%
Crystallex Intl Corp.
9.375%, due 12/30/2011 (b)		$ 4,100,000	2,890,500
Total Corporate Bond (Cost $4,100,000)			2,890,500
Convertible Bond - 0.5%
Gold & Gold Related - 0.5%
Sino Gold Ltd. (b)
5.750%, due 3/17/2012		3,000,000	4,110,000
Total Convertible Bond (Cost $3,000,000)			4,110,000
		Shares
		Principal
Short-Term Investments - 1.9%		Amount	Value
U.S. Treasury Bills - 1.9%
4.125%, due 5/04/2006		$ 7,500,000	$7,417,575
4.150%, due 5/18/2006		7,500,000	7,404,713
			14,822,288
Total Short-Term Investments (Cost $14,829,992)			14,822,288
Exchange Traded Fund - 0.5%
Gold & Gold Related - 0.5%
streetTRACKS Gold Trust (a)		76,500	4,337,550
Total Exchange Traded Fund (Cost $3,541,560)			4,337,550
Total Investments (Cost $413,410,061) - 96.8%			771,260,216
Other Assets in Excess of Liabilities - 3.2%			25,710,127
Total Net Assets - 100.0%			$796,970,343

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b) Foreign issued security. Foreign concentration was as follows: Australia 6.1%; Canada 46.5%; China 1.4%; Papau New Guinea 0.8%; Peru 2.3%; Russia 3.6%; South Africa 14.0%; United Kingdom 6.3%.
(c) Denotes security is fully or partially restricted to resale. The aggregate value of restricted securities at January 31, 2006 was $249,999 which represented 0.03% of net assets.
(d) Fair valued security. The aggregate value of fair valued securities at January 31, 2006 was $280,957 which represented 0.03% of net assets.
(e) Security is considered illiquid and may be difficult to sell.

The Tocqueville Genesis Fund

Schedule of Investments

January 31, 2006 (Unaudited)

		Shares	Value
Common Stocks - 86.0%
Aerospace & Defense - 1.9%
Ladish Co., Inc. (a)		19,000	$461,700
Beverages - 1.3%
Hansen Natural Corp. (a)		3,500	307,300
Biotechnology - 3.7%
Kendle International, Inc. (a)		18,200	454,454
United Therapeutics Corp. (a)		6,500	420,355
			874,809
Building Products - 2.1%
PW Eagle, Inc.		24,000	496,800
Chemicals - 1.8%
Lyondell Chemical Co.		17,500	420,175
Commercial Banks - 0.7%
ICICI Bank Ltd. ADR (b)		5,000	157,100
Commercial Physical And Biological Research - 2.2%
Essex Corp. (a)		25,900	529,655
Commercial Services & Supplies - 2.0%
PICO Holdings, Inc. (a)		13,500	477,495
Computer Programming Services - 1.6%
Wipro Ltd. ADR (b)		25,000	371,250
Computers & Peripherals - 3.1%
Apple Computer, Inc. (a)		6,000	453,060
Key Tronic Corp. (a)		77,562	281,550
			734,610
Distributors - 1.5%
Building Materials Holding Corp.		4,500	356,265
Diversified Financial Services - 1.9%
Nasdaq Stock Market, Inc. (a)		11,000	461,010
Electrical Equipment - 5.8%
General Cable Corp. (a)		20,000	490,000
The Lamson & Sessions Co. (a)		15,500	472,905
Regal-Beloit Corp.		11,500	424,235
			1,387,140
Electronic Equipment & Instruments - 3.9%
Itron, Inc. (a)		10,500	502,635
Optimal Group, Inc. (a)(b)		23,000	437,000
			939,635
Energy Equipment & Services - 3.9%
Grey Wolf, Inc. (a)		53,000	466,400
Gulfmark Offshore, Inc. (a)		14,000	458,640
			925,040
Food Products - 2.9%
China Green Holdings Ltd. (b)		402,000	173,594
Industrias Bachoco, S.A. ADR (b)		20,000	340,000
Overhill Farms, Inc. (a)		52,000	174,200
			687,794
Games, Toys, And Children's Vehicles, Except Dolls And Bicycles - 0.1%
Gaming Partners International Corp.		2,000	29,500

		Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies - 2.0%
Intuitive Surgical, Inc. (a)		3,000	$412,950
Thoratec Corp. (a)		3,000	75,900
			488,850
Health Care Providers & Services - 5.3%
American Retirement Corp. (a)		16,000	435,680
Caremark Rx, Inc. (a)		7,000	345,100
National Medical Health Card Systems, Inc. (a)		15,600	492,492
			1,273,272
Help Supply Services - 0.8%
Westaff, Inc. (a)		40,276	184,062
Hotels Restaurants & Leisure - 1.4%
Main Street Restaurant Group, Inc. (a)		75,270	338,715
Industrial Conglomerates - 2.0%
Walter Industries, Inc.		7,500	474,375
Internet Software & Services - 3.8%
Click Commerce, Inc. (a)		18,200	541,450
Internet Initiative Japan, Inc. ADR (a)(b)		34,000	377,740
			919,190
Machinery - 3.7%
CNH Global N.V. (b)		21,000	396,060
Cummins, Inc.		5,000	486,500
			882,560
Metals & Mining - 10.2%
Aleris International, Inc. (a)		12,000	499,440
A.M. Castle & Co.		17,000	512,550
Companhia Vale do Rio Doce ADR (b)		7,400	379,398
Ryerson, Inc.		16,500	509,520
Southern Copper Corp.		6,000	522,600
			2,423,508
Motor Vehicles And Passenger Car Bodies - 1.4%
Volvo AB - ADR (b)		7,000	341,390
Offices And Clinics Of Doctors Of Medicine - 0.4%
Radiation Therapy Services, Inc. (a)		3,000	89,700
Oil & Gas - 5.5%
Petrohawk Energy Corp. (a)		28,500	456,000
TransMontaigne, Inc. (a)		40,000	356,400
Valero Energy Corp.		8,000	499,440
			1,311,840
Pharmaceuticals - 2.1%
King Pharmaceuticals, Inc. (a)		27,000	506,250
Prepackaged Software - 1.0%
Indus International, Inc. (a)		70,000	246,400
Road & Rail - 2.0%
AMERCO (a)		6,000	486,180
Semiconductor & Semiconductor Equipment - 2.2%
ASML Holding N.V. ADR (a)(b)		16,500	372,735
IXYS Corp. (a)		8,000	86,000
Ultratech, Inc. (a)		4,000	76,800
			535,535
Software - 1.8%
Open Solutions, Inc. (a)		16,500	428,835
Total Common Stocks (Cost $18,164,492)			20,547,940

		Shares	Value
Preferred Stocks - 1.5%
Beverages - 1.5%
Companhia de Bebidas das Americas ADR (b)		8,700	$356,352
Total Preferred Stocks (Cost $326,319)			356,352

		Principal
		Amount	Value
Short-Term Investments - 10.4%
U.S. Treasury Bills - 10.4%
3.900%, due 2/23/2006		1,000,000	997,647
4.015%, due 4/20/2006		1,500,000	1,486,146
			2,483,793
Total Short-Term Investments (Cost $2,484,554)			2,483,793
Total Investments (Cost $20,975,365) - 97.9%			23,388,085
Other Assets in Excess of Liabilities - 2.1%			499,432
Total Net Assets - 100.0%			$23,887,517

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration was as follows: Brazil 3.1%; Canada 1.8%; Hong Kong 0.7%; India 2.2%; Japan 1.6%; Mexico 1.4%; Netherlands 3.2%; Sweden 1.4%.

The cost basis of investments for federal income tax purposes at January 31, 2006 was as follows*:

Tocqueville Fund

Cost of investments	$153,419,987
Gross unrealized appreciation	59,502,339
Gross unrealized depreciation	(2,310,245)
Net unrealized appreciation	$57,192,094

Small Cap Value Fund

Cost of investments	$45,342,776
Gross unrealized appreciation	16,158,503
Gross unrealized depreciation	(2,102,564)
Net unrealized appreciation	$14,055,939

International Value Fund

Cost of investments	$188,557,046
Gross unrealized appreciation	65,359,262
Gross unrealized depreciation	(2,436,305)
Net unrealized appreciation	$62,922,957

Gold Fund

Cost of investments	$413,440,061
Gross unrealized appreciation	366,014,862
Gross unrealized depreciation	(8,164,707)
Net unrealized appreciation	$357,850,155

Genesis Fund

Cost of investments	$20,975,365
Gross unrealized appreciation	2,732,294
Gross unrealized depreciation	(319,574)
Net unrealized appreciation	$2,412,720

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, as well as other information regarding securities valuation, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Tocqueville Trust

By (Signature and Title) /s/ Robert W. Kleinschmidt
                                           Robert W. Kleinschmidt, President

Date         March 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert W. Kleinschmidt
                                              Robert W. Kleinschmidt, President

Date        March 30, 2006

By (Signature and Title)* /s/ Steve Tyrrell
                                              Steve Tyrrell, Treasurer

Date       March 30, 2006
* Print the name and title of each signing officer under his or her signature.